Group companies (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [line items]
Percentage of equity interest directly held	100.00%
The Group
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	99.99%
CCEAP Foundation Incorporated
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
Coca-Cola Bottlers Business Service Inc. Retirement Plan
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
Coca-Cola Bottlers Philippines, Inc. Retirement plan
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
Coca-Cola Europacific Partners plc Employee Benefit Trust
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
Container Exchange (QLD) Limited
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
Mahija Parahita Nusantara Foundation
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
Nafura Advanced Technologies Limited
Disclosure of associates [line items]
Proportion of ownership interest in investments	20.97%
TasRecycle Limited
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
VicReturn Limited
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
WA Return Recycle Renew Ltd
Disclosure of associates [line items]
Proportion of ownership interest in investments	0.00%
Aitonomi AG
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi AI GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi Automation GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi Power GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi Quantum GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Aitonomi SRL
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.70%
Birtingahúsið ehf.
Disclosure of associates [line items]
Proportion of ownership interest in associate	34.50%
CC Digital GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Circular Plastics Australia (PET) Holdings Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.67%
Circular Plastics Australia (PET) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.67%
Circular Plastics Australia (PET) VIC Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.67%
Coca-Cola Foundation Philippines, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	30.00%
Endurvinnslan hf.
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Exchange for Change (ACT) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Exchange for Change (NSW) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Infineo Recyclage SAS
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.00%
Infineo Recyclage SAS | Ordinary Share Class B
Disclosure of associates [line items]
Percentage of equity interest directly held	49.00%
Innovative Tap Solutions Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	21.80%
Ionech Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.27%
Kollex GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
PETValue Philippines Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate	18.00%
Circular Economy Systems Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	50.00%
PT Amandina Bumi Nusantara
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	50.00%
Agua De La Vega Del Codorno, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas De Cospeito, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas De Santolin, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas Del Maestrazgo, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas Del Toscal, S.A.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas Vilas Del Turbon, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Associated Products & Distribution Proprietary
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bebidas Gaseosas Del Noroeste, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Beganet, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
BL Bottling Holdings UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
BNI B.V.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
BNII Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
BNI (Finance) B.V.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Great Britain Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holding France SAS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holdings (Luxembourg) SARL
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holdings (Netherlands) B.V.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holdings Europe Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Percentage of equity interest directly held	2.00%
Bottling Holdings Europe Limited | Ordinary Share Class A
Disclosure of associates [line items]
Percentage of equity interest directly held	100.00%
Brewhouse Investments Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Can Recycling (S.A.) Pty. Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CC Verpackungsgesellschaft mit beschraenkter Haftung
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Aboitiz Beverages Philippines, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	60.00%
CCEP Australia Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Finance (Australia) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Finance (Ireland) Designated Activity Company
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Group Services Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings (APS) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings (Australia) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings Norge AS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings Sverige AB
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Scottish Limited Partnership
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Ventures Australia Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Ventures Europe Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Ventures UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCIP Soporte, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Classic Brand (Europe) Designated Activity Company
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Cobega Embotellador, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Bottlers Business Services, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	60.00%
Coca-Cola Europacific Aboitiz Philippines, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	60.00%
Coca-Cola Europacific Partners (CDE Aust) Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (Fiji) Pte Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (Initial LP) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (Scotland) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners API Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Australia Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Belgium SRL/BV
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Deutschland GmbH
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Percentage of equity interest directly held	10.00%
Coca-Cola Europacific Partners France SAS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Great Britain Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Holdings Great Britain Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Holdings NZ Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Holdings US, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Iberia, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Investments (Singapore) Pte. Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Ísland ehf.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Luxembourg sàrl
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Nederland B.V.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners New Zealand Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Norge AS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Papua New Guinea Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Pension Scheme Trustees Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Portugal Unipessoal LDA
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Services Bulgaria EOOD
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Services Europe Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Services, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Services SRL
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Sverige AB
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners US, LLC
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners US II, LLC
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Vanuatu Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Immobilier SCI
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Production SAS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Asturiana De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Castellana De Bebidas Gaseosas, S.L.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Levantina De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Norteña De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Cosmos Bottling Corporation
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	59.71%
Crusta Fruit Juices Proprietary Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Developed System Logistics, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
GR Bottling Holdings UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Lusobega, S.L.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Luzviminda Land Holdings, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	24.00%
Luzviminda Land Holdings, Inc. | Coca-Cola Europacific Aboitiz Philippines, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	40.00%
Luzviminda Land Holdings, Inc. | Ordinary shares | Coca-Cola Europacific Aboitiz Philippines, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Luzviminda Land Holdings, Inc. | Preference shares | Coca-Cola Bottlers Philippines, Inc. Retirement plan
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Madrid Ecoplatform, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Matila Nominees Pty. Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Bottled Water Co Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail SA Pty. Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Springwater Co Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Springwater Co. (QLD) Pty. Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Springwater Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail WA Pty. Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Pacbev Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Paradise Beverages (Fiji) Pte Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
PEÑA Umbria S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Philippine Bottlers, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	60.00%
PT Coca-Cola Bottling Indonesia
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
PT Coca-Cola Distribution Indonesia
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Purna Pty. Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Real Oz Water Supply Co (QLD) Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Refrescos Envasados Del Sur, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 1 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 2 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 3 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 4 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 5 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 6 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 7 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Samoa Breweries Limited (SBL)
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
WB Investment Ireland 2 Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
WBH Holdings Luxembourg SCS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Wir Sind Coca-Cola GmbH
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%